Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

Note 19. Share-Based Compensation

The amounts of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)

Cost of revenues	$204	90	9
Research and development	5,222	3,165	339
General and administrative	723	387	50
Sales and marketing	995	544	59
Total compensation recognized in income	$7,144	4,186	457
Income tax benefit	$1,525	894	89

(a)	Long-term Incentive Plan
(i)	Restricted share Units (RSUs)

On September 7, 2011, the Company’s shareholders approved a long-term incentive plan. The amended and restated plan was amended and restated by extending its duration to September 6, 2022, which was approved by the Company’s shareholders at the annual general meeting held on August 28, 2019. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 26, 2014, the Company’s compensation committee made grants of 1,219,791 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 82.57% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,337 thousand, a subsequent 5.81% will vest on each of September 30, 2015, 2016 and 2017 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 25, 2015, the Company’s compensation committee made grants of 597,596 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 94.15% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $4,456 thousand, a subsequent 1.95% will vest on each of September 30, 2016, 2017 and 2018 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2016, the Company’s compensation committee made grants of 1,208,785 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 91.93% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,223 thousand, a subsequent 2.69% will vest on each of September 30, 2017, 2018 and 2019 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 29, 2017, the Company’s compensation committee made grants of 580,235 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 96.91% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,147 thousand, a subsequent 1.03% will vest on each of September 30, 2018, 2019 and 2020 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2018, the Company’s compensation committee made grants of 676,273 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.15% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $3,778 thousand, a subsequent 0.95% will vest on each of September 30, 2019, 2020 and 2021 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $9.27 per ADS, $7.92 per ADS, $8.30 per ADS, $10.93 per ADS and $5.76 per ADS on September 26, 2014, September 25, 2015, September 28, 2016, September 29, 2017 and September 26, 2018, respectively.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2017	182,488	$8.60
Granted	580,235	10.93
Vested	(662,368)	10.62
Forfeited	(7,755)	8.77
Balance at December 31, 2017	92,600	8.77
Granted	676,273	5.76
Vested	(698,427)	5.92
Forfeited	(10,108)	8.55
Balance at December 31, 2018	60,338	7.98
Vested	(38,878)	8.29
Forfeited	(2,967)	7.98
Balance at December 31, 2019	18,493	7.34

As of December 31, 2019, the total compensation cost related to the unvested RSUs not yet recognized was $136 thousand. The weighted-average period over which it is expected to be recognized is 1.44 years.

In 2017, 2018 and 2019, the Company settled RSUs release with shares buyback of 200,074 shares, 82,814 shares and 77,756 shares, respectively.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenues	$112	56	-
Research and development	5,097	3,104	86
General and administrative	686	373	26
Sales and marketing	980	538	19
Total compensation recognized in income	$6,875	4,071	131
Income tax benefit	$1,525	894	30

(ii)	Employee stock options

On September 23, 2019, the Company's compensation committee approved a plan to grant stock options, the 2019 plan, to certain employees. The 2019 plan authorizes grants to purchase up to 3,000,000 units ADS, representing 6,000,000 shares of the Company's ordinary share. 2,226,690 units of stock option to purchase 2,226,690 units ADS were grant to certain employees at an exercise price of $2.27 on September 30, 2019.

The 2019 plan has two years contractual life and one year vesting period. Based on the vesting schedule, 50% of the options vest half year after the date of grant and 50% of the options vest one year after the date of grant. The Company recognized compensation expenses of $326 thousand in 2019. Such compensation expense was recorded as cost of revenues, sales and marketing expenses, general and administrative expenses and research and development expenses in the consolidated statements of profit or loss. Income tax benefits of $59 thousand are realized in the consolidated statements of profit or loss for employee stock options for the year ended December 31, 2019.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. The Company uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. The risk-free rates for the expected term of the options are based on the interest rates of 1 years and 1.5 years U.S. Treasury yield at the time of grant.

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term

Granted	2,226,690	$2.27	1.75
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2019	2,226,690	2.27	1.5
Exercisable at December 31, 2019	-	-

(b)	Employee stock options
(i)

On January 1, 2016, board of directors of Himax Imaging, Inc. approved a plan to grant stock options, the 2016 plan, to certain employees. The 2016 plan authorizes grants to purchase up to 1,760,000 shares of Imaging Taiwan’ issued ordinary shares held by Himax Imaging, Inc. The exercise price was NT$30 (US$0.9139). Himax Taiwan obtained all Imaging Taiwan’ issued ordinary shares previously held by Himax Imaging, Inc. in March, 2017, in a re-organization of entities under common control, whereby Himax Taiwan assumed the obligation to sell Imaging Taiwan’ ordinary shares once employees exercised the options for the 2016 plan.

The 2016 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. Because the exercise price of the options are higher than the estimated fair value of Imaging Taiwan shares at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Imaging, Inc. uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the option are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2017	616,000	$0.9139	3.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2017	581,000	0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2018	546,000	0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(25,000)	0.9139
Expired	(521,000)	0.9139
Balance at December 31, 2019	-	-
Exercisable at December 31, 2019	-	-

(ii)

On January 1, 2016, board of directors of Imaging Taiwan approved a plan to grant stock options, the 2016 plan, to certain employees. This plan authorizes grants to purchase up to 2,040,000 shares of Imaging Taiwan’ authorized but unissued ordinary shares. The exercise price was NT$30 (US$0.9139).

The 2016 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. Because the exercise price of the options are higher than the estimated fair value of Imaging Taiwan shares at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Taiwan uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares.  The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2017	1,797,000	$0.9139	3.0
Granted	-	-
Exercised	(115,000)	0.9139
Forfeited	(173,000)	0.9139
Balance at December 31, 2017	1,509,000	0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(150,000)	0.9139
Balance at December 31, 2018	1,359,000	0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(209,000)	0.9139
Expired	(1,135,000)	0.9139
Balance at December 31, 2019	15,000	0.9139
Exercisable at December 31, 2019	15,000	0.9139

(iii)

On October 6, 2015, board of directors of Himax Display, Inc. approved a plan to grant stock options, the 2015 plan, to certain employees. This plan authorizes grants to purchase up to 2,528,000 shares of Himax Display, Inc.’ authorized but unissued ordinary shares. The exercise price was NT$65 (US$1.986).

The 2015 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. The Company recognized compensation expenses of $269 thousand, $115 thousand and nil in 2017, 2018 and 2019, respectively. Such compensation expense was recorded as cost of revenues, sales and marketing expenses, general and administrative expenses and research and development expenses in the consolidated statements of profit or loss. There was no income tax benefit realized in the consolidated statements of profit or loss for employee stock options for the years ended December 31, 2017, 2018 and 2019.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Display, Inc. uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Display, Inc.’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2017	1,993,000	$1.986	2.75
Granted	-	-
Exercised	-	-
Forfeited	(50,000)	1.986
Balance at December 31, 2017	1,943,000	1.986	1.75
Granted	-	-
Exercised	-	-
Forfeited	(32,000)	1.986
Balance at December 31, 2018	1,911,000	1.986	0.75
Granted	-	-
Exercised	-	-
Forfeited	(22,200)	1.986
Expired	(1,888,800)	1.986
Balance at December 31, 2019	-	-
Exercisable at December 31, 2019	-	-